Estimated Development Liability for Sold Land (Details) home in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) home	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Estimated Development Liability for Sold Land [Abstract]
Number of estimated homes the estimated liability covers (homesites) | home	8
Cash expenditures for improvements	$ 500	$ 200	$ 100
Estimated development liability for sold land	$ 32,551	$ 33,003